File Number	*OMB APPROVAL*
84-5919 For the period ending December 31, 2001	OMB Number: 3235-0337 Expires: June 30, 2002 Estimated average burden hours per full response: 6.00 Estimated average burden hour per intermediate response: 1.50 Estimated average burden hour per minimum response: 0.50

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C.78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:

(Do not use Form TA-2 to change name or address.)

Ceridian Retirement Plan Services, Inc.*

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged.

Name:	File No. (beginning with 84- or 85-):

*Ceridian Retirement Plan Services, Inc. was formerly known as Western Pension Service Corporation. An amendment to the firm's Form TA-1 has also been filed to reflect this name change.

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name:	File No. (beginning with 84- or 85-):
The Charles Schwab Trust Company	84-5627

3. a. Registrant's appropriate regulatory agency. (Check one box only.)

☐ Comptroller of the Currency

☐ Federal Deposit Insurance Corporation

☐ Board of Governors of the Federal Reserve System

☒ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

☐ Yes, filed amendment(s)

☒ No, failed to file amendment(s)

☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation.

CRPS has filed an amendment to its Form TA-1 regarding a name change occurring as a result of a merger. However, this amendment was filed approximately one month late (the name change occurred on 12/31/01 and the amendment was filed at the end of March 2002). Please note that the new name of the registrant was previously a d/b/a of the registrant prior to the merger.

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 0*

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 3362**

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 3362**

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	*Corporate Debt Securities*	*Open-End Investment Company Securities*	*Limited Partnership Securities*	*Municipal Debt Securities*	*Other Securities*
		100%			

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

---

*The Charles Schwab Trust Company ("CSTC"), File Number 84-5627, has been appointed by various mutual fund issuers ("Funds") or their named transfer agent as co-transfer agent, sub-transfer agent, or agent for the sole and limited purpose of receiving purchase and redemption orders from plan participants in certain qualified defined contribution retirement plans and transmitting those orders to CSTC for each such issue.

CSTC has appointed Ceridian Retirement Plan Services, Inc. ("CRPS") as sub-transfer agent or agent for the sole and limited purpose of receiving purchase and redemption orders from plan participants in certain qualified defined contribution retirement plans and transmitting those orders to CSTC for each such issue.

**This represents the total number of participants that are invested in the Funds for which CRPS performs the sub-transfer or agent functions as noted above as of 12/31/01.

		Corporate Equity & Debt Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
		Equity	Debt				
a.	Receives items for transfer and maintains the master securityholder files:						
b.	Receives items for transfer but does not maintain the master securityholder files:						
c.	Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:

a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: ________________________

b. Number of issues for which DRS services were provided, as of December 31: ____________________________

c. Dividend disbursement and interest paying agent activities conducted during the reporting period:

i. number of issues ________________

ii. amount (in dollars) ______________

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

		Prior Transfer Agent (If Applicable)	*Current Transfer Agent*
i.	Number of issues		
ii.	Market value (in dollars)		

b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): __ ________________________________

c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☐ No

d. If the answers to subsection (c) is no, provide an explanation for each failure to file.

____

____

____

____

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☐ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

(i) Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2_

____

(ii) Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2____________________

10. Number of open-end investment company securities purchases and redemptions ("transactions") excluding dividend, interest and distribution postings processed during the reporting period:

a. Total number of transactions processed:____________________

b. Number of transactions processed on a date other than date of receipt of order (as ofs"):____________________

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search.

Date of Database Search	*Number of Lost Securityholder Accounts Submitted for Database Search*	*Number of Different Addresses Obtained from Database Search*

None***		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period:____________________________

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Vice President Telephone Number: (800) 272-9685 ext. 6700
Name of Official responsible for Form: (First name, Middle name, Last name) Brian J. McHenry	Date signed (Month/Day/Year): 3/28/02

File Number	Supplement to Form TA-2
For the reporting period ended December 31, ______	Full Name of Registrant

***The Charles Schwab Trust Company ("CSTC"), File Number 84-5627, has been appointed by various mutual fund issuers ("Funds") or their named transfer agent as co-transfer agent, sub-transfer agent, or agent for the sole and limited purpose of receiving purchase and redemption orders from plan participants in certain qualified defined contribution retirement plans and transmitting those orders to CSTC for each such issue.

CSTC has appointed Ceridian Retirement Plan Services, Inc. ("CRPS") as sub-transfer agent or agent for the sole and limited purpose of receiving purchase and redemption orders from plan participants in certain qualified defined contribution retirement plans and transmitting those orders to CSTC for each such issue.

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name:	File No. (beginning with 84- or 85-):